EQUITY (Details)				12 Months Ended
	Jan. 15, 2021 USD ($) $ / shares shares	Jan. 14, 2021 $ / shares shares	Oct. 16, 2019 $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 shares	Feb. 07, 2019 $ / shares shares
Class of Stock
Ordinary Shares, par value | $ / shares				$ 0.00166667	$ 0.00166667
Ordinary Shares, shares authorized				100,000,000	100,000,000
Ordinary Shares, shares issued				35,750,000	35,750,000
Ordinary Shares, shares outstanding				35,750,000	35,750,000
Share issue price | $ / shares		$ 5.00
Warrant term		5 years
Exercise price | $ / shares		$ 5.50
Percentage of warrants exercise Price based on IPO issue price		110.00%
Warrants outstanding				300,000	300,000
Percentage of reserve of registered capital for statutory surplus reserve				10.00%
Percentage of statutory surplus reserve				50.00%
Statutory Reserve | $				$ 3,162,333	$ 3,118,542
Former independent directors
Class of Stock
Number of shares obligated to issue					20,000
IPO
Class of Stock
Ordinary Shares, par value | $ / shares		$ 0.00166667
Number of units issued		5,000,000
Proceeds from issuance of IPO | $	$ 25,728,401.50
Share issue price | $ / shares		$ 5.00
Number of warrants issued		300,000
Percentage of Number of Ordinary Shares Sold In IPO		6.00%
Over-allotment option
Class of Stock
Number of units issued	750,000
Share issue price | $ / shares	$ 5
Ordinary Shares
Class of Stock
Ordinary Shares, par value | $ / shares			$ 0.001				$ 0.001
Ordinary Shares, shares authorized			50,000,000				50,000,000
Ordinary Shares, shares issued			30,000,000				50,000,000
Stock split ratio			1.66667
Ordinary Shares, shares outstanding			30,000,000	35,750,000	35,750,000	35,750,000
Ordinary Shares | Maximum
Class of Stock
Ordinary Shares, par value | $ / shares			$ 0.00166667
Ordinary Shares, shares authorized			100,000,000
Ordinary Shares, shares issued			30,000,000
Ordinary Shares, shares outstanding			30,000,000